Consolidated Statements of Shareholders’ Deficit - USD ($)	Ordinary shares	Additional paid-in Capital	Treasury stocks	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 65,842	$ 19,951,632		$ (21,011,763)	$ (994,289)
Balance (in Shares) at Dec. 31, 2019	24,393,218
Issuance of ordinary shares in connection with conversion of convertible loans	$ 1,111	64,634			65,745
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)	386,735
Issuance of ordinary shares in connection with Professional service rendered	$ 602	33,443			34,045
Issuance of ordinary shares in connection with Professional service rendered (in Shares)	206,250
Issuance of Ordinary Shares as a consideration for the Jet CU purchase	$ 5,848	218,352			224,200
Issuance of Ordinary Shares as a consideration for the Jet CU purchase (in Shares)	2,000,000
Treasury stocks			(122,482)		(122,482)
Stock based compensation		464,773			464,773
Net loss				(12,543,737)	(12,543,737)
Balance at Dec. 31, 2020	$ 73,403	20,732,834	(122,482)	(33,555,500)	(12,871,745)
Balance (in Shares) at Dec. 31, 2020	26,986,203
Issuance of ordinary shares in connection with conversion of convertible loans	$ 180,399	12,897,067			13,077,466
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)	57,790,416
Issuance of additional ordinary shares to former Jet CU shareholders in return for forfeiting their related warrants	$ 16,948	471,959			488,907
Issuance of additional ordinary shares to former Jet CU shareholders in return for forfeiting their related warrants (in Shares)	5,428,572
Advance payment on the account of issuing ordinary shares		350,000			350,000
Stock based compensation		458,373			458,373
Net loss				(2,518,864)	(2,518,864)
Balance at Dec. 31, 2021	$ 270,750	34,910,233	(122,482)	(36,074,364)	(1,015,863)
Balance (in Shares) at Dec. 31, 2021	90,205,191
Issuance of ordinary shares in connection with Professional service rendered	$ 229	6,521			6,750
Issuance of ordinary shares in connection with Professional service rendered (in Shares)	75,000
Issuance of Ordinary Shares	$ 170,611	3,459,212			3,629,823
Issuance of Ordinary Shares (in Shares)	56,854,601
Stock based compensation		480,942			480,941
Net loss				(4,509,547)	(4,509,547)
Balance at Dec. 31, 2022	$ 441,590	$ 38,856,908	$ (122,482)	$ (40,583,911)	$ (1,407,895)
Balance (in Shares) at Dec. 31, 2022	147,134,792